Income Taxes - Summary of Components of (Loss) Income Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
PRC, excluding Hong Kong	$ 10,425	$ (6,079)	$ (10,588)
Hong Kong and other jurisdictions	(9,949)	50,269	(39,387)
Income (loss) before income tax	$ 476	$ 44,190	$ (49,975)